Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	9 Months Ended
	Nov. 30, 2021	Aug. 31, 2022
Cash Flows from Operating Activities:
Net income	$ (5,000)	$ 14,650
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment income earned on cash and marketable securities held in Trust Account		(356,799)
Formation and organization costs paid by related parties	5,000	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(50,000)
Other current assets		(36,314)
Accounts payable and accrued expenses		237,618
Net Cash Used in Operating Activities		(185,845)
Cash Flows from Investing Activities:
Due from Sponsor		(6,500)
Cash deposited into Trust Account		(87,112,500)
Net Cash Used in Investing Activities		(87,119,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units in Public Offering, net of underwriting fee		84,525,000
Proceeds from sale of Private Placement Units		4,737,500
Repayment of related party advances		(211,153)
Payment of offering costs		(289,195)
Proceeds from advances from related party	25,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net Cash Provided by Financing Activities	50,000	88,762,152
Net change in cash	50,000	1,457,307
Cash at beginning of period		50,000
Cash at end of period	50,000	1,507,307
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in advances from related party	45,000
Deferred offering costs included in accrued offering costs	$ 40,000
Deferred underwriters’ commissions charged to temporary equity in connection with the Initial Public Offering		3,018,750
Class A Common Stock measurement adjustment		1,319,361
Initial classification of Class A Common Stock subject to redemption		$ 87,112,500